Schedule of Investments February 28, 2021 (unaudited)

Ecofin Digital Payments Infrastructure Fund

	Shares	Fair Value
Common Stock—99.9% (1)
Australia Electronic Transaction Processing—5.3% (1)
Afterpay Touch Group Limited (2)	6,436	$591,884

Australia Payments Fintech—0.3% (1)
Iress Limited	5,133	36,297

Australia Software and Services—0.1% (1)
Splitit Ltd. (2)	6,328	5,551

Brazil Electronic Transaction Processing—7.6% (1)
Pagseguro Digital Ltd. (2)	5,811	337,387
StoneCo Ltd. (2)	6,018	516,404

		853,791

Canada Software and Services—0.7% (1)
Nuvei Corporation (2)	1,431	74,980

France Software and Services—4.2% (1)
Worldline SA (2)	5,349	476,293

Hong Kong Credit Card Issuer—1.7% (1)
China Youzan Limited (2)	441,999	189,189

Hong Kong Merchant Payment Products/Services—0.2% (1)
Huifu Payment Limited (2),(3)	16,400	7,358
PAX Global Technology Ltd.	21,125	19,419

		26,777

Italy Electronic Transaction Processing—2.5% (1)
Nexi SpA (2)	15,934	286,167

Japan Credit Card Issuer—1.1% (1)
AEON Financial Service Co. Ltd.	3,300	42,227
Credit Saison Co., Ltd.	4,599	57,167
Orient Corporation	17,600	24,436

		123,830

Japan Electronic Transaction Processing—1.5% (1)
GMO Payment Gateway, Inc.	1,300	172,081

Netherlands Electronic Transaction Processing—4.6% (1)
Adyen N.V. (2)	225	520,143

New Zealand Other—0.3% (1)
Pushpay Holdings Limited (2)	25,056	30,958

United Kingdom Credit Card Issuer—0.3% (1)
Provident Financial plc (2)	8,014	31,329

United Kingdom Software and Services—0.7% (1)
Network International Holdings PLC (2)	15,610	80,685

United States Credit Card Networks—18.1% (1)
American Express Company	3,890	526,162
Discover Financial Services	5,690	535,258
Mastercard, Inc.	1,404	496,805
Visa Inc.	2,258	479,577

		2,037,802

United States Electronic Payment Processing/Management—2.2% (1)
ACI Worldwide, Inc. (2)	3,635	139,075
Bottomline Technologies (de), Inc. (2)	1,399	62,787
Zuora, Inc. (2)	3,260	48,672

		250,534

United States Electronic Transaction Processing—25.4% (1)
Cass Information Systems, Inc.	420	18,094
CSG Systems International, Inc.	1,015	46,842
EVERTEC, Inc.	2,260	87,914
Evo Payments, Inc. (2)	1,315	33,480
Fidelity National Information Services, Inc.	3,203	442,014
Fiserv, Inc. (2)	4,131	476,593
FleetCor Technologies Inc. (2)	1,771	491,116
Green Dot Corporation (2)	1,498	70,796
PayPal Holdings, Inc. (2)	2,245	583,363
QIWI plc—ADR	1,670	17,852
Western Union Company	12,919	299,979
WEX Inc. (2)	1,410	293,774

		2,861,817

United States Financial Services Market Place—0.5% (1)
GreenSky, Inc. (2)	2,203	11,720
LendingClub Corporation (2)	2,905	31,287
Yiren Digital Ltd.—ADR (2)	2,994	14,581

		57,588

United States Merchant Payment Products/Services—12.4% (1)
Euronet Worldwide, Inc. (2)	1,600	240,496
Global Payments Inc.	2,419	478,938
NCR Corporation (2)	4,028	140,013
Square, Inc. (2)	2,286	525,849
USA Technologies, Inc. (2)	1,693	17,522

		1,402,818

United States Payments Fintech—9.4% (1)
DocuSign, Inc. (2)	2,141	485,279
Jack Henry & Associates, Inc.	2,423	359,670
OneSpan Inc. (2)	1,094	25,556
Q2 Holdings, Inc. (2)	1,591	193,911

		1,064,416

United States Software and Services—0.8% (1)
BigCommerce Holdings, Inc. (2)	480	28,373
Mitek Systems, Inc. (2)	1,310	20,017
Sezzle Inc. (2)	6,203	46,297

		94,687

Total Common Stock
(Cost $9,543,508)		11,269,617

Short Term Investment—0.1% (1)
United States Investment Company—0.1% (1)
First American Government Obligations Fund, Class X, 0.03% (4)
(Cost $8,079)	8,079	8,079

Total Investments—100.0% (1) (Cost $9,551,587)		11,277,696
Other Assets in Excess of Liabilities, Net—0.0%(1)		5,163

Total Net Assets—100.0%(1)		$11,282,859

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy.
(4)	Rate indicated is the current yield as of February 28, 2021.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$11,262,259	$—	$7,358	$11,269,617
Short-Term Investment	8,079	—	—	8,079

Total Investments	$11,270,338	$—	$7,358	$11,277,696

Refer to the Fund’s Schedule of Investments for additional industry information.

Investments
in
Securities
Balance as of 11/30/2020	$—
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers into and/or out of Level 3	7,358

Balance as of 2/28/2021	$7,358

Net unrealized depreciation of Level 3 Securities as of February 28, 2021	$1,015